8. Related Parties (Details 4) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$) shares R$ / shares
SummaryOfRelatedPartiesLineItems [Line Items]
Balance of number of shares granted | shares	166,270
Total grant costs, including taxes	R$ 18,543
Accumulated recognized grant costs	(784)
Accumulated unrecognized grant costs	R$ 17,759
Restricted
SummaryOfRelatedPartiesLineItems [Line Items]
Grant date	1-Oct-17
Balance of number of shares granted | shares	120,000
Vesting period	2023
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 76.38
Total grant costs, including taxes	R$ 12,642
Accumulated recognized grant costs	(527)
Accumulated unrecognized grant costs	R$ 12,115
Restricted and Performance
SummaryOfRelatedPartiesLineItems [Line Items]
Grant date	8-Nov-17
Balance of number of shares granted | shares	46,270
Vesting period	2020 to 2022
Market price of shares on the grant date (in R$ per share) | R$ / shares	R$ 76.38
Total grant costs, including taxes	R$ 5,901
Accumulated recognized grant costs	(257)
Accumulated unrecognized grant costs	R$ 5,644